Finance lease liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of Finance Lease Liability

	December 31, 2022	December 31, 2021
Finance lease liabilities	$222.2	$—
Current portion of finance lease liabilities	(222.2)	—
Long-term finance lease liabilities	$—	$—